Business combinations and disposals - Consideration received and assets disposed of (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Discontinued operations
Net proceeds from disposal		$ 32	$ 2,539
Food and Specialty Discontinued Operation
Discontinued operations
Cash Consideration		32	2,573
42% equity investment in Trivium	$ 412		412
Consideration received			2,985
Non-current assets	1,717		1,717
Current assets	805		805
TOTAL ASSETS	2,522		2,522
Non-current liabilities	542		542
Current liabilities	555		555
TOTAL LIABILITIES	1,097		1,097
Net assets disposed	$ (1,425)		(1,425)
Cumulative foreign exchange differences			(27)
Gain on disposal of discontinued operation		22	1,533
Cash and cash equivalents disposed			(18)
Net proceeds from disposal		$ 32	$ 2,555
Trivium Packaging B.V.
Discontinued operations
Ownership interest	42.00%	42.00%	42.00%